Leases - Tolling agreement liability (Details)		12 Months Ended
	Aug. 30, 2019 item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 69,683,000	$ 69,452,000	$ 66,250,000
Lease modification		$ 12,161,000
Incremental borrowing rate		9.375%
Variable payment		$ 42,170,000	59,571,000
Percentage Reduction of Future Variable Lease Payments.		33.00%
Tolling Agreement
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 27,974,000	$ 35,471,000
Ferroatlantica, S.A.U.
Disclosure of quantitative information about right-of-use assets [line items]
Percentage Of Interest Of Subsidiary Sold	100.00%
Number of Hydroelectric Power Plants Transferred | item	10